Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2025
Other Accounts Payable [Abstract]
Disclosure of other accounts current and non current payable
As of December 31, this caption includes the following:

In thousands of soles	Note		2025	2024	2023
Current
Employee benefits (c)			86,731	108,344	120,826
Taxes payable			69,483	100,490	97,323
Derivatives Fx premiums and accounts payable for “unwind” (b)			19,348	30,512	65,377
Constructions in progress and medical equipment payable			1,795	5,150	3,421
Deposits in guarantee			1,300	1,259	1,083
Commissions payable (a)			3,333	3,682	2,755
Contingent consideration (d)			—	—	64,008
Account payables to former shareholder (d)	22	(d)	5,053	19,832	85,265
Other accounts payable (e)			38,422	20,294	23,542

			225,465	289,563	463,600

Non-current
Employee benefits (c)			7,031	5,724	6,977
Derivatives Fx premiums and accounts payable for “unwind” (b)			125,767	55,337	92,519
Liability for purchase of non-controlling interest	24	(e)	71,722	—	—
Put liability			—	—	121,636
Account payables to former shareholder (d)	22	(d)	7,917	12,089	—
Other accounts payable			9,503	—	—

			221,940	73,150	221,132

Disclosure of liability payable for various bank
As of December 31, 2025, 2024 and 2023, the balance corresponds to the liabilities payable of the premiums of the “Call Spread and Single Call” agreements with semi-annual equal payments (note 8).

In thousands of soles	Maturity	Currency of origin	Annual nominal interest rate	Current portion	Non-current portion	December 31, 2025
JPMorgan	2032	S/	9.27%	5,469	40,432	45,901
JPMorgan	2032	S/	9.22%	7,951	58,702	66,653
Santander Bank	2029	S/	8.34%	4,238	14,190	18,428
Santander Bank	2032	S/	9.21%	1,690	12,443	14,133

				19,348	125,767	145,115

In thousands of soles	Maturity	Currency of origin	Annual nominal interest rate	Current portion	Non-current portion	December 31, 2024
Citibank	2025	S/	1.67%	2,983	—	2,983
Citibank	2028	S/	1.30%	102	260	362
Citibank	2026	S/	1.67%	3,459	3,535	6,994
Citibank	2028	S/	1.30%	2,490	6,348	8,838
Deutsche Bank	2029	S/	10.88%	19,058	43,972	63,030
Santander Bank	2026	S/	2.53%	2,420	1,222	3,642

				30,512	55,337	85,849

In thousands of soles	Maturity	Currency of origin	Annual nominal interest rate	Current portion	Non-current portion	December 31, 2023
Citibank	2025	S/	1.67%	18,259	18,907	37,166
Citibank	2028	S/	1.30%	2,493	8,814	11,307
Citibank	2026	S/	1.67%	3,416	6,983	10,399
Citibank	2028	S/	1.30%	102	361	463
Citibank	2024	S/	0.72%	3,460	—	3,460
Santander Bank	2026	S/	2.53%	37,647	57,454	95,101

				65,377	92,519	157,896

Disclosure of net defined benefit liability (asset)
The following table shows a reconciliation from the opening balances to the closing balances for the defined benefit liability and its components:

In thousands of soles	Seniority premium	Retirement benefits	Total
2025
Balances as of January 1, 2025	7,306	—	7,306
Included in profit or loss
Current service cost	632	—	632
Cancellation retirement benefits	—	—	—
Interest cost	697	—	697
Benefits paid	(22)		(22)

	8,613	—	8,613

Included in OCI
Remeasurement of actuarial loss (gain) arising from:
Experience adjustment	(379)	—	(379)
Demographic assumptions	48	—	48
Financial assumptions	409	—	409
Exchange difference	176	—	176

	254	—	254

Balance at December 31, 2025	8,867	—	8,867

Current			1,836

Non-current			7,031

2024
Balances as of January 1, 2024	8,907	—	8,907
Included in profit or loss
Current service cost	736	—	736
Cancellation retirement benefits	—	—	—
Interest cost	680	—	680
Benefits paid	(20)	—	(20)

	10,303	—	10,303

In thousands of soles	Seniority premium	Retirement benefits	Total
Included in OCI
Remeasurement of actuarial loss (gain) arising from:
Experience adjustment	(1,166)	—	(1,166)
Financial assumptions	(357)	—	(357)
Exchange difference	(1,474)	—	(1,474)

	(2,997)	—	(2,997)

Balance at December 31, 2024	7,306	—	7,306

Current			1,582

Non-current			5,724

2023
Balances as of January 1, 2023	5,030	230	5,260
Business combination balances	248	—	248
Included in profit or loss
Current service cost	472	24	496
Cancellation retirement benefits	—	(292)	(292)
Interest cost	478	19	497
Benefits paid	(244)	—	(244)

	5,984	(19)	5,965

Included in OCI
Remeasurement of actuarial loss (gain) arising from:
Experience adjustment	2,122	—	2,122
Financial assumptions	80	—	80
Exchange difference	721	19	740

	2,923	19	2,942

Balance at December 31, 2023	8,907	—	8,907

Current			1,931

Non-current			6,976

Disclosure of sensitivity analysis for actuarial assumptions
The following were the principal actuarial assumptions at the reporting date (expressed as weighted averages):

In percent	Seniority premium	Retirement benefits
2025
Discount rate	9.10% - 9.30%	—
Salary growth rate	5.00% - 5.50%	—
Rate of increase in minimum wage	4.00% - 5.20%	—
2024
Discount rate	10.50% - 10.70%	—
Salary growth rate	5.00% - 5.50%	—
Rate of increase in minimum wage	5.20% - 4.00%	—
2023
Discount rate	9.10% - 9.35%	—
Salary growth rate	5.00% - 5.50%	—
Rate of increase in minimum wage	5.20% - 4.00%	—

Disclosure of relevant actuarial assumption affected on defined benefit obligation
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amounts shown below:

In thousands of soles	Seniority premium	Retirement benefits	Total
2025
Discount rate sensitivity analysis
Effect of an increase of 0.50%
Defined Benefit Obligation impact	(119)	—	(119)
Current Service Cost impact	(11)	—	(11)
Effect of a decrease of 0.50%
Defined Benefit Obligation impact	129	—	129
Current Service Cost impact	12	—	12
Salary increase rate sensitivity analysis
Effect of an increase of 0.50%
Defined Benefit Obligation impact	107	—	107
Current Service Cost impact	16	—	16
Effect of a decrease of 0.50%
Defined Benefit Obligation impact	(58)	—	(58)
Current Service Cost impact	8	—	8
2024
Discount rate sensitivity analysis
Effect of an increase of 0.50%
Defined Benefit Obligation impact	(110)	—	(110)
Current Service Cost impact	(9)	—	(9)
Effect of a decrease of 0.50%
Defined Benefit Obligation impact	119	—	119
Current Service Cost impact	11	—	11
Salary increase rate sensitivity analysis
Effect of an increase of 0.50%
Defined Benefit Obligation impact	83	—	83
Current Service Cost impact	12	—	12
Effect of a decrease of 0.50%
Defined Benefit Obligation impact	(49)	—	(49)
Current Service Cost impact	6	—	6
2023
Discount rate sensitivity analysis
Effect of an increase of 0.50%
Defined Benefit Obligation impact	(121)	—	(121)
Current Service Cost impact	(12)	—	(12)
Effect of a decrease of 0.50%
Defined Benefit Obligation impact	131	—	131
Current Service Cost impact	13	—	13
Salary increase rate sensitivity analysis
Effect of an increase of 0.50%
Defined Benefit Obligation impact	87	—	87
Current Service Cost impact	13	—	13
Effect of a decrease of 0.50%
Defined Benefit Obligation impact	(48)	—	(48)
Current Service Cost impact	6	—	6